SCHEDULE OF ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable related party	$ 975,227	[1]	$ 709,727	[1],[2]	$ 531,000	[2]
Professional fees	656,963		393,085		375,371
Interest	149,377		134,581		85,685
Payroll taxes	45,887		40,182		32,010
Pension/401K	246,182		180,557		131,250
Other	2,460		990
Un-issued share liability, related party	51,150	[3]	38,400	[3]
Un-issued share liability, consultant	1,810		960
Convertible note payable	2,165,000		2,165,000		2,122,181
Total current liabilities	$ 4,294,056		$ 3,663,482		$ 3,277,497

[1]	$ 391,900 to the CEO, $374,400 to the CFO and $208,927 and the CCO for 11 months of salary. At December 31, 2022 there were $286,900 to the CEO, $269,400 to the CFO and $153,427 and the CCO. All earlier accrued salaries due were forfeited on August 1, 2022.
[2]	$286,900 to the CEO, 269,400 to the CFO and $153,427 and the CCO for 8 months of salary for the period May through December 2022, while there was $210,000 to each the CFO and the CEO at and $111,000 for the CCO at December 31, 2021. All earlier accrued salaries due were forfeited on August 1, 2022.
[3]	There are currently 60,000 shares of Common Stock awarded but not issued to four Board Members in the first quarter of 2023. The total fair market value at the time of the award was $51,250